Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Net Loss	$ (16,864)	$ (21,859)	$ (21,918)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	503	837	380
Change in fair value of financial liabilities	(4)	(2,603)	(9,209)
Change in fair value of other investment	1,148	(99)	(193)
Change in fair value of marketable securities with related parties	84
Change in lease right of use assets	417	494	287
Change in lease liabilities	(524)	(486)	(306)
Change in other investment			1,223
Share-based compensation	1,114	1,146	3,209
Share-based compensation with related party	745	2,210	590
Impairment loss on fixed asset		1,210
Loss of control of discontinued operation	(178)
Decrease (increase) in prepaid expenses and other current assets	153	1,904	(2,339)
Research and development expenses		1,562	12,926
Foreign exchange gain or losses	162	210	(87)
Increase (decrease) in trade payables	(460)	452	(97)
Increase in accounts payables and accruals	977	201	1,097
Net cash used in operating activities	(12,727)	(14,821)	(14,437)
Cash flows from investing activities:
Acquisition of fixed assets	(270)	(2,901)	(1,776)
Increase (decrease) in restricted deposit	16	5	(340)
Loan provided			(367)
Proceeds from other investment	88	143	149
Investment in in-process research and development asset		(838)	(6,808)
Investment in marketable securities with related party	(435)
Net cash decrease from loss of control over discontinued operations	(163)
Net cash used in investing activities	(764)	(3,591)	(9,142)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants	12,500	6,300	29,282
Issuance costs	(1,243)	(454)	(3,283)
Proceeds from exercise of stock options		53	3,222
Net cash provided by financing activities	11,257	5,899	29,221
Effect of exchange rate changes on cash and cash equivalents	198	(379)	(22)
Increase (decrease) in cash and cash equivalents	(2,036)	(12,892)	5,620
Cash and cash equivalents and restricted cash, beginning of the year	6,284	19,176	13,556
Cash and cash equivalents end of the year	4,248	6,284	19,176
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes
Non-cash purchase of property and equipment		7	57
Issuance of shares and options against in-process research and development asset		724	6,332
Right-of-use asset recognized with corresponding lease liability		$ 3,787	$ 541